(13) Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (Scenario, Previously Reported, USD $)	Sep. 30, 2012
Level1Member
Goodwill, Fair Value Disclosure	$ 0
Level2Member
Goodwill, Fair Value Disclosure	0
Level3Member
Goodwill, Fair Value Disclosure	375,000
LevelTotalMember
Goodwill, Fair Value Disclosure	$ 375,000